Basis of Presentation (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Basis of Presentation

2. BASIS OF PRESENTATION

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars (“USD”).